EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
EXPLORATION AND EVALUATION ASSETS
Exploration and Evaluation Assets rollforward

($ millions)	December 31 2020	December 31 2019

Beginning of year	2 428	2 319

Acquisitions and additions	176	193

Transfers to oil and gas assets	(170)	—

Dry hole expenses	(80)	(66)

Disposals and derecognition	(70)	(16)

Foreign exchange adjustments	2	(2)

End of year	2 286	2 428